Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
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Income and Share Data Used in Basic and Diluted EPS Computations

	2017
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to:
Equity holders of the Company
- Continuing operations	981,929		1.16
- Discontinued operations	1,814,953		2.14

Equity holders of the Company	2,796,882	846,686	3.30

Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensations		14,034
Restricted shares		5,075

Profit attributable to:
Equity holders of the Company
- Continuing operations	981,929		1.13
- Discontinued operations	1,814,953		2.10

Equity holders of the Company	2,796,882	865,795	3.23

	2018
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to the equity holders of the Company	1,325,824	802,725	1.65

Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensations		7,626
Restricted shares		3,356

Profit attributable to the equity holders of the Company	1,325,824	813,707	1.63

	2019
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to the equity holders of the Company	2,508,574	727,111	3.45

Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensations		9,879
Restricted shares		126

Profit attributable to the equity holders of the company	2,508,574	737,116	3.40